Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

Via EDGAR

February 26, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Neuberger Berman Advisers Management Trust (“Registrant”)
Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A
(File Nos. 811-4255 and 2-88566)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A (“Amendment”). The Amendment contains 16 prospectuses and one statement of additional information for 12 series of the Registrant.

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended, and in connection with the Registrant’s annual update of its Registration Statement. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 30, 2010.

The Registrant undertakes to file a post-effective amendment pursuant to Rule 485(b) under the 1933 Act before the effective date of the Amendment for the purposes of, among other things: (i) updating certain information in the prospectuses and statement of additional information for all series of the Registrant; (ii) responding to any comments from the staff of the Securities and Exchange Commission on the Amendment; and (iii) filing necessary exhibits to the Registration Statement including the consents of the Registrant’s independent registered public accounting firms.

Please direct any questions concerning this filing to the undersigned at 202.261.3496.

Sincerely,

/s/ Hoang T. Pham

cc:	Corey A. Issing, Esq.

Neuberger Berman LLC